Income Taxes (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Income Tax Expenses [Line Items]
Income from continuing operations	$ 11,405	$ 21,591	$ 19,476
Other comprehensive gain (loss)	(168)	43	(99)
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(771)	(1,232)	(1,271)
Total income tax expense	$ 10,466	$ 20,402	$ 18,106